Property, plant and equipment - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Expense relating to short-term leases and low value assets	€ 50
Cash outflow for leases, excluding short-term leases	€ 302
Rental expense		€ 345	€ 291
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Leased assets, percentage	92.00%
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Leased assets, percentage	7.00%